Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Feb. 28, 2019
Income Taxes
Percentage of deductions from adjustable taxable income					50.00%	50.00%	30.00%	30.00%
Income tax expense	$ 18	$ 14	$ 56	$ 37		$ 129		$ 55
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.10%	0.10%	0.20%	0.10%		21.00%		21.00%